Cash and Cash Equivalents (Details)	Dec. 31, 2020	Dec. 31, 2019
Bottom of range [member]
Cash and Cash Equivalents (Details) [Line Items]
Interest rate on deposits	0.21%
Top of range [member]
Cash and Cash Equivalents (Details) [Line Items]
Interest rate on deposits	0.52%
NIS [Member]
Cash and Cash Equivalents (Details) [Line Items]
Interest rate on deposits	0.18%	0.02%